Finance Lease Liabilities (Details) - Schedule of finance lease liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance lease liabilities [Abstract]
Current portion	$ 632,105	$ 591,997
Non-current portion	1,023,366	1,658,096
Finance lease liabilities	$ 1,655,471	$ 2,250,093